Operating Leases	12 Months Ended
Jul. 31, 2022
Deferred Charges [Abstract]
Operating Leases

5. OPERATING LEASES:

Lessor

The Company leases office and retail space to tenants under operating leases in commercial buildings. The rental terms range from approximately 5 to 49 years. The leases provide for the payment of fixed base rent payable monthly in advance as well as reimbursements of real estate taxes and common area costs. The Company has elected to account for lease revenues and the reimbursements of common area costs as a single component included as rental income in our consolidated statements of operations.

The following table disaggregates the Company’s revenues by lease and non-lease components:

	Years Ended July 31,
	2022	2021
Base rent - fixed	$19,534,802	$18,355,925
Reimbursements of common area costs (cam)	839,950	751,618
Non-lease components (real estate taxes)	1,021,283	1,105,336
Rental income	$21,396,035	$20,212,879

	Years Ended July 31,
	2022	2021
Base rent - fixed
Company owned property	$12,893,208	$11,798,456
Leased property	6,641,594	6,557,469
	19,534,802	18,355,925
Reimbursements of common area costs &
Non-lease components (real estate taxes)
Company owned property	1,234,537	1,237,614
Leased property	626,696	619,340
	1,861,233	1,856,954
Total	$21,396,035	$20,212,879

Future minimum non-cancelable rental income for leases with initial or remaining terms of one year or more is as follows:

	Company
	Owned	Leased
Year Ended July 31,	Property	Property	Total
2023	$11,302,148	$4,196,714	$15,498,862
2024	8,329,055	3,072,220	11,401,275
2025	7,979,794	2,689,008	10,668,802
2026	7,130,748	2,554,525	9,685,273
2027	6,419,818	2,411,741	8,831,559
After 2027	31,768,645	5,456,013	37,224,658
Total	$72,930,208	$20,380,221	$93,310,429

Lessee

The Company’s real estate operations include leased properties under long-term, non-cancelable operating lease agreements. The leases expire at various dates through 2073, including options to extend or terminate the lease when it is reasonably certain the Company will exercise that option. Certain leases provide for increases in future minimum annual rental payments as defined in the lease agreements.

In July 2022, the Company entered into lease agreements with its landlord for two of its properties as follows:

(1)

Jamaica Avenue at 169th Street, Jamaica, New York - Giving the Company four five-year option periods to extend its lease beyond the current expiration date of May 31, 2030 for a total of twenty years through May 31, 2050. As of July 31, 2022, it is not reasonably certain such options to extend the lease will be exercised by the Company.

(2)

504-506 Fulton Street, Brooklyn, New York – Modification of the lease agreement to increase monthly lease payments from $30,188 per month to $34,716 per month commencing on May 1, 2026 through April 30, 2031.

The landlord is Weinstein Enterprises, Inc., an affiliated company principally owned by the Chairman of the Board of Directors who also principally owns the Company.

The effect of the lease modification for 504-506 Fulton Street, Brooklyn, NY on the measurement of operating lease right-of-use assets, liabilities and rent expense follows:

	Operating	Operating	Monthly
	Lease Right-	Lease	Rent
	of-Use-Asset	Liability	Expense
Increase resulting from July 2022 lease modification	$94,412	$94,412	$2,563

Operating lease costs for leased real property was exceeded by sublease rental income from the Company’s real estate operations as follows:

	Years Ended July 31,
	2022	2021
Sublease income	$7,268,290	$7,176,809
Operating lease cost	(3,333,406)	(3,330,843)
Excess of sublease income over lease cost	$3,934,884	$3,845,966

As of July 31, 2022, our operating leases had a weighted average remaining lease term of 16.68 years and a weighted average discount rate of 2.96%.

	Years Ended July 31,
	2022	2021
Other information:
Operating cash flows from operating leases	$2,116,363	$2,024,246

The following is a maturity analysis of the annual undiscounted cash flows of the operating lease liabilities as of July 31, 2022:

Operating
Year ended July 31	Leases
2023	$2,132,945
2024	2,150,129
2025	2,167,284
2026	2,237,257
2027	2,328,731
Thereafter	23,257,001
Total undiscounted cash flows	34,273,347
Less: present value discount	(7,673,179)
Total Lease Liabilities	$26,600,168